Segment and Revenue by Geography and By Major Customer - Schedule of Revenue by Geography, Based on the Customers (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 16,859	$ 16,828
Domestic (Israel) [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	78	64
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,875	2,880
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,436	2,686
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,876	2,237
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,033	2,221
Hong Kong [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,062	1,815
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 6,499	$ 4,925